Long-Term Debt	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Long-Term Debt

Note 7 – Long-Term Debt

The Company incurred long-debt in the amount of $34,027 during the three months ended March 31, 2019 to purchase equipment used in its operations. The total purchase price was $37,027, with the Company making a down payment in the amount of $3,000. The note is due in monthly payments of $1,258.50, including interest at 8%, due in September 2021.

The maturities of long-term debt is as follows:

Year	Amounts
2019	$9,441
2020	13,628
2021	10,958
Total	34,027
Less current installments	(12,747)
Long-term debt, less current installments	$21,280